CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 12,286				$ 4,873					$ 22,894	$ 19,594	$ 7,148
Selling, general, and administrative	4,715				1,516					9,518	6,311	3,425
Total operating expenses	17,001	$ 10,983	$ 8,286	$ 6,754	6,389	$ 8,375	$ 6,401	$ 5,738	$ 5,391	32,412	25,905	10,573
Loss from operations	(17,001)				(6,389)					(32,412)	(25,905)	(10,573)
Other income (expense):
Interest income, net	542				29					566	33
Total other income (expense):	542	452	(1,730)	(48)	29	9	10	8	6	(1,297)	33	(500)
Net loss and comprehensive loss	(16,459)	(10,531)	(10,016)	(6,802)	(6,360)	(8,366)	(6,391)	(5,730)	(5,385)	(33,709)	(25,872)	(11,073)
Net loss attributable to common stockholders	$ (16,459)	$ (10,619)	$ (11,429)	$ (8,008)	$ (7,526)	$ (9,172)	$ (7,191)	$ (6,528)	$ (6,183)	$ (37,582)	$ (29,074)	$ (12,000)
Net loss attributable to common stockholders per common share, basic and diluted	$ (0.60)	$ (0.41)	$ (1.78)	$ (0.78)	$ (0.74)	$ (0.90)	$ (0.71)	$ (0.64)	$ (0.61)	$ (2.83)	$ (2.85)	$ (1.18)
Weighted average common shares outstanding, basic and diluted	27,284,140				10,196,292					13,267,960	10,196,292	10,196,292